INCOME TAX	12 Months Ended
Jun. 30, 2024
INCOME TAX [Abstract]
INCOME TAX
3.	INCOME TAX

	2024	2023	2022
	US$	US$	US$
Recognized in profit or loss
Current income tax:
Current income tax benefit in respect of the current year	-	-	-
Deferred income tax:
Origination and reversal of temporary differences	-	-	-
Income tax expense reported in profit or loss	-	-	-

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax	(21,843,646)	(17,444,754)	(21,521,237)
At the Australian income tax rate of 30%	(6,553,094)	(5,233,426)	(6,456,371)
Effect of lower income tax rate in the United States	631,007	488,952	433,351
Expenditure not allowable for income tax purposes	1,427,582	870,584	2,502,099
Exchange differences	(2,369)	5,329	30,731
Adjustments in respect of deferred tax of previous years	583,422	(182,314)	174,258
Effect of deferred tax assets not brought to account	3,913,452	4,050,875	3,315,932
Income tax expense reported in profit or loss	-	-	-

Deferred tax assets and liabilities
Deferred tax liabilities:
Right-of-use assets	414,270	305,000	121,755
Deferred tax assets used to offset deferred tax liabilities	(414,270)	(305,000)	(121,755)
	-	-	-
Deferred tax assets:
Accrued expenditures	70,662	139,113	22,500
Provisions	75,215	21,956	12,125
Lease liabilities	383,082	246,832	132,393
Capital allowances	10,896,126	3,241,541	2,535,077
Tax losses available to offset against future taxable income	1,556,178	5,361,043	2,053,718
Deferred tax assets used to offset deferred tax liabilities	(414,270)	(305,000)	(121,755)
Other deferred tax assets not brought to account (1)	(12,566,993)	(8,705,485)	(4,634,058)
	-	-	-

Notes:

(1)
The benefit of deferred tax assets not brought to account will only be subsequently recognized if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realized; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realizing the benefit.